Supplementary Oil and Gas Information - (Unaudited) - Costs Incurred (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Costs Incurred Oil And Gas Property Acquisition Exploration And Development Activities [line items]
Proved oil and gas properties - acquisitions	$ 4.6	$ 33.8
Proved oil and gas properties - dispositions	0.0	0.0
Unproved oil and gas properties	0.0	0.0
Exploration costs	0.0	0.4
Development costs	313.9	139.8
Capital expenditures	402.1	236.3
Change in decommissioning liability estimate	$ 83.6	$ 62.3